Document and Entity Information	Dec. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Dec. 10, 2025
Entity File Number	001-14225
Entity Registrant Name	HNI Corporation
Entity Central Index Key	0000048287
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	42-0617510
Entity Address, Address Line One	600 East Second Street
Entity Address, Address Line Two	P. O. Box 1109
Entity Address, City or Town	Muscatine
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52761-0071
City Area Code	563
Local Phone Number	272-7400
Title of 12(b) Security	Common Stock
Trading Symbol	HNI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false